Document and Entity Information	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Entity Registrant Name	ESTRE AMBIENTAL, INC.
Entity Central Index Key	0001716586
Entity Filer Category	Non-accelerated Filer
Document Type	F-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017